Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000092500
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 02, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019